CARTER LEDYARD & MILBURN LLP
Counselors at Law

701 8th Street, N.W., Suite 410
	2 Wall Street New York, NY 10005-2072	Washington, DC 20001-3893
Steven J. Glusband		(202) 898-1515
Partner		•
•	•	570 Lexington Avenue
Direct Dial: 212-238-8605	Tel (212) 732-3200	New York, NY 10022-6856
E-mail: glusband@clm.com	Fax (212) 732-3232	(212) 371-2720

                                                            July 12, 2007

Joshua Ravitz
Attorney Advisor
United States Securities and Exchange Commission
Washington, D.C. 20549

Re:	Limco-Piedmont Inc.
Amendment No. 3 to Registration Statement on Form S-1
Filed July 13, 2007
File No. 333-142157

Dear Mr. Ravitz:

          Set forth below are the responses of Limco-Piedmont Inc. (“Limco” or the “Company”) to your comments regarding Amendment No. 2 to the Registration Statement on Form S-1 filed by Limco on June 27, 2007. Concurrently with this letter, Limco is filing Amendment No. 3 to the Form S-1 (“Amendment No. 3”).

          The paragraphs below are numbered to correspond to your comments as set forth in your letter dated July 10, 2007. In each instance, we have repeated your comment in italics and set forth our response in plain type below the relevant comment.

          All capitalized terms used but not defined herein shall have the same meaning as in Amendment No. 3. Page numbers used in our responses below also refer to Amendment No.3.

Liquidity and Capital Resources, page 31

          1.           Please revise the disclosure in the second paragraph of this section to indicate the $5.3 million is the cash portion of the $20.227 million purchase price of Piedmont as your current disclosure implies a significantly lower purchase price.

Response

We have revised the disclosure in response to your comment.

          2.           Refer to our previous comment 9. It is unclear why you have not considered the cash acquired of $52,661 in your calculation of Net Assets Acquired. Specifically, it appears the "Cash Paid to Sellers" of $5,290,000 should be net of the cash acquired, reducing the amount to $5,237,339, as presented in the second table included in your response. As presented, it appears you have overstated your asset allocation by the amount of cash acquired in the acquisition from Piedmont. Please revise throughout your filing or tell us why such revision is unnecessary.

Response

The Company considered the cash acquired of $52,661 (rounded to $53,000 for presentation purposes in footnote 2 on page F-16) in the calculation of the Net Assets Acquired. The Company has revised the table in footnote 2 on page F-16 to state that the current assets included cash acquired of $53,000.

In addition, the $5.3 million referenced in Liquidity and Capital Resources, pages 31 and 32 and Cash Flows, page 33, includes transaction costs of $54,000 (total net cash paid to sellers of $5,237,339 plus $54,000, approximately $5.3 million).

Financial Statements of Limco-Piedmont Inc. and Subsidiaries
Cash Flows from Financing Activities, page F-8

          3.           Please review the 2005 presentation for mathematical accuracy. Specifically, it appears the direction of cash flow as presented for Repayments of Long Term Debt is incorrect.

Response

We have revised the disclosure in response to your comment.

          4.           Please revise your tabular presentation on page F-8 of the amount paid for "Acquisition of Subsidiary" for consistency with the rest of your document and your response to our previous comment 9. Specifically, it appears you have presented rounded amounts when no other amounts in your Statement of Cash Flows appear to be rounded. Also, please include transaction costs paid in order to reconcile to the same amount presented in your Statement of Cash Flows.

          Response

          We have revised the disclosure in response to your comment and provided exact numbers. We have also added a line for the transaction costs incurred.

Note 2 - Acquisition of Piedmont Aviation Component Services, LLC, page F-15

          5.           Please revise your table detailing the components of the total acquisition price to consider total cash paid, net of cash received. The purchase price in this table should agree with the total purchase price presented in your response to our previous comment 9 and with that presented in the table on page F-8.

Response

We have revised the disclosure in response to your comment.

Annual Financial Statements of Piedmont
Note G - Subordinated Debt. page P-11

          6.           We have reviewed your response to our previous comment 17. It appears the warrants issued to Blue Ridge Investors II Limited Partnership meet the criteria set forth in paragraphs 9-11 of SFAS 150 for classification as a liability. Further, such classification would require remeasurement to fair value at each balance sheet date presented, with a corresponding expense for such remeasurement reflected in the income statement for the period. We note from your response that you attribute the increase in value from initial measurement of $80,000 to the cash payment of $1.5 million to Blue Ridge at the date of purchase of Piedmont to a significant recovery in the aviation industry from 2002 to 2005. Please explain to us how this increase in value has been reflected in your balance sheet and income statement for all periods presented, including the interim financial statements as of and for the 6-month period ended June 30, 2005. Include in your response how you determined the cash payment of $1.5 Million, and how such payment relates to the value of the warrants at June 30, 2005.

Response

Since the financial instrument was issued in October 2002 and SFAS 150 was not issued until May 2003, SFAS 150 is not applicable. Therefore, the warrants were accounted for under EITF 96-13, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock, and EITF 88-9, Put Warrants. Furthermore, it should be noted that the warrant issued to Blue Ridge does not contain an unconditional obligation to redeem the instrument. Blue Ridge had the right to exercise their warrant at the sooner of the sale of the Company or April 1, 2006. The warrant holder could not exercise the put feature until January 1, 2008.

The accounting for a put warrant subsequent to the date of issuance under EITF 96-13 and 88-9, requires the Company to value the put warrant from the date of issuance to the highest redemption price of the put warrant. The redemption price is defined in the agreement as 5 times the 12-month average EBITDAR, less funded debt and certain royalties, plus cash and cash equivalents. There was no fair value measure in the agreement to use in place of the defined redemption price. The highest redemption price of the put warrant never exceeded the zero value assigned to the warrants at the date of the initial measurement. For each balance sheet presented, the calculation of the formula resulted in a negative number therefore not producing any value to the warrant. See the calculation below:

Fair Value Calculation - Warrant
December 31, 2003 - June 30, 2005

	6/30*	6/30*	12/31	12/31	12/31
	2005	2004	2004	2003	2002

Net income (loss)	$(168,234)	$135,092	$(168,234)	$135,092	$1,965,524
Less: Extraordinary gain	-	-	-	-	1,995,071
Royalties	358,000	294,061	358,000	294,061	-
Interest	614,550	481,081	614,550	481,081	57,093
Depreciation	123,619	53,593	123,619	53,593	62
Amortization	89,815	94,010	89,815	94,010	13,313
EBITDAR	1,017,750	1,057,837	1,017,750	1,057,837	40,921

Total	2,075,587	1,098,758	2,075,587	1,098,758

Divide by 24 months/13.5 months	86,483	81,390	86,483	81,390

Multiply times 12 months (average annual)	1,037,794	976,674	1,037,794	976,674

Multiple	5.0	5.0	5.0	5.0

Pre-debt value	5,188,968	4,883,370	5,188,968	4,883,370

Less: Outstanding Indebtedness	(9,181,701)	(8,794,445)	(9,181,701)	(8,202,601)
Less: Remaining amount owed on Royalty Agreement	(1,236,962)	(1,538,370)	(1,347,939)	(1,705,939)
Plus: Cash balance	52,661	10,322	18,784	205,250

Cash redemption price (shortfall)	$(5,177,034)	$(5,439,123)	$(5,321,888)	$(4,819,920)

*Calculation uses most recently completed fiscal years, therefor EBITDAR for interim periods is the same as year-end numbers

The $1.5 million received subsequent to the purchase date was due to Blue Ridge exercising their warrant as defined in the agreement and immediately prior to the sale of the Company in July 2005. In becoming an equity holder of the Company versus a third party holding a put warrant, the Company received the same consideration per unit of membership owned as the other former members.

Note J - Royalty Agreement, page P-12

          7.           Refer to our previous comment 18. Please revise your document to include a description of PAS similar to that included in your response.

Response

We have revised the disclosure the in response to your comment in order to include a description of PAS.

Interim Financial Statements of Piedmont

          8.           Pursuant to the last sentence of Rule 10-01(a)(5) of Regulation S-X, please add disclosure with respect to the warrants held by Blue Ridge at June 30, 2005, in a manner similar to the disclosure in Note G to the annual financial statements of Piedmont. In this regard, specifically address the value of the warrants at June 30, 2005, and disclose the amount paid to the Blue Ridge warrant holders in connection with your acquisition of Piedmont on July 6, 2005.

Response

We have revised the disclosure in response to your comment.

General

          9.           The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date of the registration statement.

Response

We will update the financial statements, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date of the registration.

          10.         Provide currently dated consents from the independent public accountants in the amendment.

Response

We have provided currently dated consents from the independent public accountants in response to your comment.

          We trust that the foregoing is, and the amendment filed herewith are, responsive to your concerns. Please feel free to contact me at (212) 238-8605 or my colleague, Richard T. Califano at (212) 238-8646 with any questions concerning this registration statement.

          As discussed with Messrs. Stickel and Shenk, the Company intends to file an acceleration letter on Monday morning, July 16 requesting that the Registration Statement be declared effective at 10 a.m. on Wednesday, July 18, 2007. Please advise as soon as possible if you foresee any difficulty in granting the Company’s request.

Sincerely,

/s/ Steven J. Glusband

Steven J. Glusband